Share based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share based compensation

Stock Options:

The following is a summary of stock options which are outstanding as at December 31, 2019.

			Average remaining
Exercise price	# of options	#of options	contractual
per share	outstanding	exercisable	life (in years)
$0.52	100,000	100,000	4.5
$0.59	150,000	100,000	3.8
$1.35	236,900	236,900	0.0
$1.45	37,500	37,500	2.0
$1.48	37,500	37,500	1.5
$1.50	50,000	50,000	1.6
$1.57	30,000	30,000	0.1
$1.73	92,600	92,600	0.9
$1.82	135,000	135,000	0.8
$2.10	300,000	300,000	0.7
	1,169,500	1,119,500	1.4

A continuity of the number of stock options which are outstanding at the end of the current period and as at the prior fiscal year ended December 31, 2019 is as follows:

	For the year ended		For the year ended
	December 31, 2019		December 31, 2018
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	1,297,000	$1.58	1,648,667	$1.60
Granted	100,000	$0.52	1,150,000	$1.06
Exercised	-	-	(6,667)	$0.76
Expired	(47,500)	$(1.51)	(65,000)	$1.17
Forfeited	(180,000)	$(1.70)	(1,430,000)	$1.21
Options outstanding, end of the period	1,169,500	$1.48	1,297,000	$1.58
Options exercisable, end of the period	1,119,500	$1.52	1,197,000	$1.67

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

For the period ended	2019	2018	2017
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	-
Expected volatility in the price of common shares	65%	65%	-
Risk free interest rate	1.68%	1.75%	-
Weighted average fair market value per share at grant date	$0.52	$1.06	$-
Intrinsic (or “in-the-money”) value per share of options exercised	$-	$0.59	$-

The unamortized portion of SBCE related to the non-vested portion of stock options, which will be recognized in 2020, is approximately $12,582.